Capital structure and financial items - Financial risks - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Bottom of range
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	24 months
USD
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	9 months	11 months
USD, CNY, JPY, GBP, and CAD | Bottom of range
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	6 months
USD, CNY, JPY, GBP, and CAD | Top of range
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	13 months
Foreign exchange risk
Disclosure of detailed information about hedges [line items]
Percent increase/decrease that would impact results	5.00%
Financial counterparties | Credit risk
Disclosure of detailed information about hedges [line items]
Maximum exposure to credit risk	kr 15,663	kr 15,842
Trade receivables, Other receivables less prepayments and VAT and Other financial assets | Credit risk
Disclosure of detailed information about hedges [line items]
Maximum exposure to credit risk	26,622	25,065
5% increase in all other currencies | Foreign exchange risk
Disclosure of detailed information about hedges [line items]
Impact on income statement	199	115
5% increase in all other currencies | Foreign exchange risk | USD
Disclosure of detailed information about hedges [line items]
Impact on equity	1,298	1,604
Impact on income statement	kr 135	kr 157